Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 041 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	20-8579133
Plan number	041
Participant loans, Current Value	$ 42,873
Assets held at end of year, Current Value	$ 1,678,755
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	10.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Investment, Identifier [Axis]: AllianceBernstein Discovery Value Z | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	$ 2,360
Investment, Identifier [Axis]: American Funds EuroPacific Growth R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	5,029
Investment, Identifier [Axis]: Baird Core Plus Bond Instl | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	48,496
Investment, Identifier [Axis]: DFA Emerging Markets Core Equity 2 Port 1 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	2,884
Investment, Identifier [Axis]: Empower Self-Directed Brokerage Account | Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	9,815
Investment, Identifier [Axis]: JP Morgan Large Cap Growth R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	35,481
Investment, Identifier [Axis]: Metlife GAC 12439 | Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	57,407
Investment, Identifier [Axis]: Patriot Transportation Holding Inc. | Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	62
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-US Index SL CL II | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	287,784
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap Index SL CL II | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	177,602
Investment, Identifier [Axis]: State Street S&P 500 Index SL CL II | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	472,007
Investment, Identifier [Axis]: State Street Target Retirement 2025 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	25,942
Investment, Identifier [Axis]: State Street Target Retirement 2030 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	32,909
Investment, Identifier [Axis]: State Street Target Retirement 2035 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	39,285
Investment, Identifier [Axis]: State Street Target Retirement 2040 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	16,649
Investment, Identifier [Axis]: State Street Target Retirement 2045 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	26,970
Investment, Identifier [Axis]: State Street Target Retirement 2050 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	8,798
Investment, Identifier [Axis]: State Street Target Retirement 2055 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	6,561
Investment, Identifier [Axis]: State Street Target Retirement 2060 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	2,562
Investment, Identifier [Axis]: State Street Target Retirement 2065 SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	2,229
Investment, Identifier [Axis]: State Street Target Retirement Income SL CL VI | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	14,159
Investment, Identifier [Axis]: State Street U.S. Inflation Protected Bond Index SL CL II | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	23,097
Investment, Identifier [Axis]: State Street US Bond Index SL CL XIV | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	193,048
Investment, Identifier [Axis]: Vanguard Equity Income Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	35,487
Investment, Identifier [Axis]: Vulcan Materials Company | Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	101,823
Investment, Identifier [Axis]: Wellington CIF II World Bond S2 | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	3,867
Investment, Identifier [Axis]: William Blair Small Mid Cap Growth R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	$ 3,569